JPMorgan International Equity Fund
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Australia — 3.2%
BHP Group Ltd.	593	20,813
BHP Group Ltd.	2,299	80,508
Woodside Energy Group Ltd.	1,611	41,715
		143,036
Austria — 0.8%
Erste Group Bank AG	917	34,776
Belgium — 1.4%
KBC Group NV	876	64,870
Denmark — 4.4%
Carlsberg A/S, Class B	346	49,147
Coloplast A/S, Class B	247	29,778
Genmab A/S *	29	11,247
Novo Nordisk A/S, Class B	781	108,155
		198,327
Finland — 0.6%
Kone OYJ, Class B	493	26,898
France — 16.4%
Air Liquide SA	327	52,132
AXA SA	2,264	70,648
BNP Paribas SA	702	48,232
Capgemini SE	288	54,574
Kering SA	76	47,550
L'Oreal SA	125	51,480
LVMH Moet Hennessy Louis Vuitton SE	127	111,148
Pernod Ricard SA	245	50,604
Safran SA	299	42,932
TotalEnergies SE (a)	2,171	134,201
Vinci SA	636	71,873
		735,374
Germany — 9.8%
adidas AG	245	39,536
Allianz SE (Registered)	363	86,702
Deutsche Boerse AG	311	55,607
Deutsche Telekom AG (Registered)	2,764	61,572
Infineon Technologies AG	1,198	43,143
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	152	55,097
RWE AG	1,509	67,188
Symrise AG	301	32,005
		440,850
Hong Kong — 4.7%
AIA Group Ltd.	7,151	80,865
Hong Kong Exchanges & Clearing Ltd.	911	40,970

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Prudential plc	3,228	53,630
Techtronic Industries Co. Ltd.	2,730	35,195
		210,660
India — 1.0%
HDFC Bank Ltd., ADR	685	46,174
Japan — 18.6%
Bridgestone Corp.	1,339	49,978
Daikin Industries Ltd.	350	60,724
Hoya Corp.	446	49,026
Keyence Corp.	179	82,176
Kyowa Kirin Co. Ltd.	1,523	33,955
Makita Corp.	688	18,340
Mitsubishi UFJ Financial Group, Inc.	5,982	43,815
Nidec Corp.	527	29,211
Nippon Telegraph & Telephone Corp.	2,676	80,238
Recruit Holdings Co. Ltd.	1,123	36,122
Shin-Etsu Chemical Co. Ltd.	482	71,029
SMC Corp.	81	41,090
Sony Group Corp.	959	85,697
Sumitomo Mitsui Financial Group, Inc.	1,005	43,700
Tokio Marine Holdings, Inc.	2,989	62,614
Tokyo Electron Ltd.	141	49,423
		837,138
Macau — 0.5%
Sands China Ltd. *	6,532	24,494
Netherlands — 5.8%
ASML Holding NV	174	115,235
Shell plc	4,967	145,801
		261,036
Singapore — 2.3%
DBS Group Holdings Ltd.	3,791	103,775
South Africa — 1.2%
Anglo American plc	1,286	55,479
South Korea — 1.7%
Delivery Hero SE * (b)	382	23,123
Samsung Electronics Co. Ltd., GDR (b)	23	28,150
Samsung Electronics Co. Ltd., GDR (b)	20	25,119
		76,392
Spain — 1.9%
Iberdrola SA *	114	1,336
Iberdrola SA	6,984	81,933
		83,269

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — 4.0%
Assa Abloy AB, Class B	1,588	37,415
Atlas Copco AB, Class A	3,378	40,081
Svenska Handelsbanken AB, Class A	4,768	49,723
Volvo AB, Class B	2,625	52,084
		179,303
Switzerland — 1.4%
Lonza Group AG (Registered)	78	44,474
Straumann Holding AG (Registered)	124	16,245
		60,719
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	429	39,805
United Kingdom — 8.6%
AstraZeneca plc	873	114,405
Diageo plc	1,963	85,852
Linde plc	96	31,701
Lloyds Banking Group plc	60,322	39,257
London Stock Exchange Group plc	481	44,035
Persimmon plc	127	2,211
RELX plc	2,397	71,310
		388,771
United States — 10.4%
Ferguson plc	362	50,946
Haleon plc *	624	2,501
Nestle SA (Registered)	1,418	172,951
Roche Holding AG	411	128,418
Schneider Electric SE	372	60,418
Stellantis NV	3,420	53,774
		469,008
Total Common Stocks (Cost $3,558,971)		4,480,154
Short-Term Investments — 1.8%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (c) (d)(Cost $76,020)	75,862	75,908
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (c) (d)	1,116	1,117
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (c) (d)	1,422	1,422
Total Investment of Cash Collateral from Securities Loaned (Cost $2,539)		2,539
Total Short-Term Investments (Cost $78,559)		78,447

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 101.4% (Cost $3,637,530)		4,558,601
Liabilities in Excess of Other Assets — (1.4)%		(61,445)
NET ASSETS — 100.0%		4,497,156

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Limited Company

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $2,377.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2023.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	10.4%
Insurance	9.0
Pharmaceuticals	8.4
Oil, Gas & Consumable Fuels	7.1
Semiconductors & Semiconductor Equipment	5.4
Machinery	4.7
Textiles, Apparel & Luxury Goods	4.3
Chemicals	4.1
Beverages	4.1
Food Products	3.8
Metals & Mining	3.4
Diversified Telecommunication Services	3.1
Capital Markets	3.1
Professional Services	2.4
Building Products	2.2
Health Care Equipment & Supplies	2.1
Electrical Equipment	2.0
Household Durables	1.9
Electric Utilities	1.8
Electronic Equipment, Instruments & Components	1.8
Construction & Engineering	1.6
Independent Power and Renewable Electricity Producers	1.5
IT Services	1.2
Personal Products	1.2
Automobiles	1.2
Technology Hardware, Storage & Peripherals	1.2
Trading Companies & Distributors	1.1
Auto Components	1.1
Life Sciences Tools & Services	1.0
Others (each less than 1.0%)	2.1
Short-Term Investments	1.7

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$	$	$	$
Australia	—	143,036	—	143,036
Austria	—	34,776	—	34,776
Belgium	—	64,870	—	64,870
Denmark	—	198,327	—	198,327
Finland	—	26,898	—	26,898
France	—	735,374	—	735,374
Germany	—	440,850	—	440,850
Hong Kong	—	210,660	—	210,660

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
India	$46,174	$—	$—	$46,174
Japan	—	837,138	—	837,138
Macau	—	24,494	—	24,494
Netherlands	—	261,036	—	261,036
Singapore	—	103,775	—	103,775
South Africa	—	55,479	—	55,479
South Korea	—	76,392	—	76,392
Spain	—	83,269	—	83,269
Sweden	—	179,303	—	179,303
Switzerland	—	60,719	—	60,719
Taiwan	39,805	—	—	39,805
United Kingdom	—	388,771	—	388,771
United States	—	469,008	—	469,008
Total Common Stocks	85,979	4,394,175	—	4,480,154
Short-Term Investments
Investment Companies	75,908	—	—	75,908
Investment of Cash Collateral from Securities Loaned	2,539	—	—	2,539
Total Short-Term Investments	78,447	—	—	78,447
Total Investments in Securities	$164,426	$4,394,175	$—	$4,558,601
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (a) (b)	$57,920	$657,436	$639,347	$13	$(114)	$75,908	75,862	$822	$2
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	93,074	278,001	370,000	46	(4)	1,117	1,116	907	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	10,497	206,401	215,476	—	—	1,422	1,422	145	—
Total	$161,491	$1,141,838	$1,224,823	$59	$(118)	$78,447		$1,874	$2

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.